CONDENSED CONSOLIDATED STATEMENTS OF EQUITY $ in Millions	USD ($)
Beginning balance at Dec. 31, 2013	$ 4,798
Net income (loss)	48
Other comprehensive income (loss)	1
Distributions to member	(1,212)
Contributions from member	730	[1]
Ending balance at Sep. 30, 2014	4,365
Beginning balance at Dec. 31, 2013	4,798
Net income (loss)	410
Other comprehensive income (loss)	(100)
Distributions to member	(1,940)
Contributions from member	739
Ending balance at Dec. 31, 2014	3,907
Net income (loss)	(279)
Other comprehensive income (loss)	17
Distributions to member	(397)
Contributions from member	1,154	[1]
Ending balance at Sep. 30, 2015	$ 4,402

[1]	Includes the contribution of RJS Power as of the acquisition date. See Notes 1 and 6 for additional information.